Business Combinations - Summary of Cash Flow On Acquisition (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024		Dec. 31, 2023
Disclosure Of Detailed Information About Cash Flow On Acquisition [Line Items]
Cash flows used in obtaining control of subsidiaries or other businesses, classified as investing activities	$ 0	$ 0	[1]	$ 11	[1]

[1]	The Group has changed its presentation currency from Euros to USD from January 1, 2025. Accordingly, the comparative amounts have been re-presented retrospectively as outlined under note 2.3 - Change in presentation currency.